PIMCO RAE International Fund Expense Example - PIMCO RAE International Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	761
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	459
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	$ 1,395